Description of Business (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 534	$ 1,223		$ 2,003
Working capital deficit	36,300	30,100
Stockholders' deficit	38,055	32,191	$ 24,325	24,419	$ 27,952
Accumulated deficit	$ 211,840	$ 205,539		$ 192,673